share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019 CAD ($) Y EquityInstruments	Jun. 30, 2019 CAD ($) Y EquityInstruments	Dec. 31, 2018 CAD ($) EquityInstruments
share-based compensation
Share options granted		0	0
Number of share options outstanding, beginning of period | EquityInstruments	196,800	326,164
Number of share options exercised | EquityInstruments	(191,822)	(320,958)
Number of share options forfeited | EquityInstruments	(228)	(456)
Number of share options expired | EquityInstruments	(2,260)	(2,260)
Number of share options outstanding, end of period | EquityInstruments	2,490	2,490	326,164
Weighted average share price of options outstanding, beginning of period	$ 29.21	$ 29.22
Weighted average share price of options exercised	29.17	29.20
Weighted average share price of options forfeited	29.18	29.18
Weighted average share price of options expired	29.18	29.18
Weighted average share price of options outstanding, end of period	31.69	31.69	$ 29.22
Total intrinsic value of share option awards exercised	4,000,000	6,000,000
Weighted average share price at the dates of exercise	49.59	48.89
Option price	$ 31.69	$ 31.69
Weighted average remaining contractual life (years) | Y	0.1	0.1
Maximum
share-based compensation
Exercise period		7 years